Consolidated Statement of Convertible Preferred Stock and Stockholders’ Equity - 11 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Convertible Preferred Stock Series A	Convertible Preferred Stock Series A Non-Voting	Convertible Preferred Stock Series B Non-Voting	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Gain (Loss)	Accumulated Deficit	Series A	[1]	Total
Balances at Feb. 05, 2024				$ 3	$ (2)					$ 1
Balances (in Shares) at Feb. 05, 2024				3,197,975
Issuance of common stock				$ 2	(2)
Issuance of common stock (in Shares)				2,207,553
Issuance of Series A convertible preferred stock, net of issuance costs of $69	$ 2,931
Issuance of Series A convertible preferred stock, net of issuance costs of $69 (in Shares)	20,000,000
Exchange of Series A convertible preferred stock for Series B non-voting convertible preferred stock upon the closing of the reverse capitalization	$ (2,931)		$ 2,931							2,931
Exchange of Series A convertible preferred stock for Series B non-voting convertible preferred stock upon the closing of the reverse capitalization (in Shares)	(20,000,000)		137,138
Conversion of convertible notes (including accrued interest) into common stock upon the closing of the reverse recapitalization				$ 3	26,445					26,448
Conversion of convertible notes (including accrued interest) into common stock upon the closing of the reverse recapitalization (in Shares)				2,722,207
Issuance of common stock and pre-funded warrants in the Pre-Closing Financing				$ 20	248,437					248,457
Issuance of common stock and pre-funded warrants in the Pre-Closing Financing (in Shares)				20,061,932
Issuance costs of Pre-Closing Financing and reverse recapitalization					(20,504)					(20,504)
Issuance of common stock to former stockholders of ARCA biopharma, Inc. in connection with the closing of reverse recapitalization				$ 1	4,999					5,000
Issuance of common stock to former stockholders of ARCA biopharma, Inc. in connection with the closing of reverse recapitalization (in Shares)				1,208,883
Issuance of common stock, Series A non-voting convertible preferred stock, and pre-funded warrants in connection with the PIPE Financing		$ 56,097		$ 6	144,433					144,439
Issuance of common stock, Series A non-voting convertible preferred stock, and pre-funded warrants in connection with the PIPE Financing (in Shares)		2,439		5,600,000
Issuance costs of PIPE Financing		$ (3,263)			(8,592)					(8,592)
Conversion of Series A non-voting convertible preferred stock to common stock		$ (52,834)		$ 2	52,832					52,834
Conversion of Series A non-voting convertible preferred stock to common stock (in Shares)		(2,439)		2,439,000
Issuance of common stock under employee stock purchase plan					53					53
Issuance of common stock under employee stock purchase plan (in Shares)				2,960
Reclassification of the Paruka warrant from liability to equity					10,357					10,357
Stock-based compensation expense					4,562					4,562
Unrealized loss on marketable securities						(41)				(41)
Net loss				(65,037)			(83,724)	$ (1,918)		(83,724)
Balances at Dec. 31, 2024			$ 2,931	$ 37	$ 463,018	$ (41)	$ (83,724)			$ 382,221
Balances (in Shares) at Dec. 31, 2024			137,138	37,440,510

[1]	The weighted-average number of shares of as-converted Company Series A Preferred Stock used in the loss allocation was 495,191 for the period from February 6, 2024 (inception) to December 31, 2024.